Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2022
Summary of results from discontinued operations
	06.30.2022	06.30.2021	06.30.2020
Revenues	-	70,042	270,404
Costs	-	(57,548)	(195,401)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	-	-	193
Gross profit	-	12,494	75,196
Net loss from fair value adjustment of investment properties	-	(46)	(7,363)
General and administrative expenses	-	(7,328)	(24,724)
Selling expenses	-	(7,748)	(34,718)
Impairment of associate	-	-	(6,084)
Other operating results, net	-	2,365	46,207
(Loss)/ profit from operations	-	(263)	48,514
Share of profit of joint ventures and associates	-	1,179	3,568
Profit from operations before financing and taxation	-	916	52,082
Financial income	-	874	3,319
Finance costs	-	(11,344)	(42,378)
Other financial results	-	741	(19,935)
Inflation adjustment	-	146	458
Financial results, net	-	(9,583)	(58,536)
Loss before income tax	-	(8,667)	(6,454)
Income tax	-	517	(377)
Loss for the year from discontinued operations	-	(8,150)	(6,831)
Result for loss of control (i)	-	(5,390)	-
Loss for the year from discontinued operations	-	(13,540)	(6,831)

(Loss)/ profit for the year from discontinued operations attributable to:
Equity holders of the parent	-	(8,019)	(7,428)
Non-controlling interest	-	(5,521)	597
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Basic	-	(15.22)	(14.87)
Diluted	-	(15.22)	(14.43)